Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
14.	Income Taxes

The components of income tax expense are as follows:

	2016	2015
	Restated
Current
Federal	$1,355,273	$1,893,991
State	364,394	541,064
	1,719,667	2,435,055
Deferred	307,153	95,150
	$2,026,820	$2,530,205

The components of the deferred tax expense are as follows:

	2016	2015
	Restated
Depreciation	$(46,226)	$106,757
Provision for loan losses	96,206	31,094
Other real estate owned allowance for loss	(23,075)	63,403
Nonaccrual interest	(15,000)	(14,054)
Prepaid captive insurance premium	393,735	-
Post-retirement benefits	(96,624)	(92,050)
	$309,016	$95,150

The components of the net deferred tax asset are as follows:

Deferred tax assets
Allowance for loan losses	$765,966	$862,172
Other real estate owned allowance for loss	246,925	223,850
Write-down of equity securities	5,522	5,522
Nonaccrual interest	29,055	14,054
Post-retirement benefits	520,410	423,786
Unrealized loss on securities available for sale	182,588	66,522
	1,750,466	1,595,906
Deferred tax liabilities
Prepaid captive insurance premium	393,735	-
Depreciation	329,575	375,801
	723,310	375,801
Net deferred tax asset	$1,027,156	$1,220,105

The differences between the federal income tax rate of 34% and the effective tax rate for the Company are reconciled as follows:

Statutory federal income tax rate	34.0%	34.0%
Increase (decrease) resulting from:
Federal tax-exempt income	(4.9)	(2.2)
State income taxes, net of federal income tax benefit	4.9	5.2
Nondeductible expenses	0.1	0.1
Other	-	0.1
	34.1%	37.2%

Included in Federal tax-exempt income is the insurance premium revenue of the Insurance Subsidiary.

The Company does not have material uncertain tax positions and did not recognize any adjustments for unrecognized tax benefits. The Company remains subject to examination of income tax returns for the years ending after December 31, 2012.